Investment Objectives and Goals	Feb. 25, 2026
Cambria Endowment Style 2 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Endowment Style 2 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria Endowment Style 2 ETF (the “Fund”) seeks income and capital appreciation.
Cambria Global EW 2 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Global EW 2 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria Global EW 2 ETF (the “Fund”) seeks to achieve capital appreciation.
Cambria US Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria US Large Cap Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria US Large Cap Equity ETF (the “Fund”) seeks to achieve capital appreciation.